Shareholder Report, Line Graph (Details) 195049_Rex TSLA Growth - Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 03, 2025	Dec. 31, 2025
Rex TSLA Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Rex TSLA Growth & Income ETF (At NAV)
Accumulated Value	$ 10,000	$ 13,818
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,548